Reportable Segments and Geographic Information	12 Months Ended
Sep. 30, 2014
Reportable Segments and Geographic Information
Reportable Segments and Geographic Information

21. Reportable Segments and Geographic Information

As discussed in Note 1 — Basis of Presentation, in connection with the acquisition of URS, the Company’s reportable segments have been realigned to reflect how the Company now manages its business. Accordingly, prior year amounts have been revised to conform to the current year presentation.

The Company’s operations are organized into three reportable segments: Design and Consulting Services (DCS), Construction Services (CS), and Management Services (MS). The Company’s DCS reportable segment delivers planning, consulting, architectural, environmental, and engineering design services to commercial and government clients worldwide. The Company’s CS reportable segment provides construction services primarily in the Americas. The Company’s MS reportable segment provides program and facilities management and maintenance, training, logistics, consulting, and technical assistance and systems integration services, primarily for agencies of the U.S. government. These reportable segments are organized by the types of services provided, the differing specialized needs of the respective clients, and how the Company manages its business. The Company has aggregated various operating segments into its reportable segments based on their similar characteristics, including similar long term financial performance, the nature of services provided, internal processes for delivering those services, and types of customers.

The following tables set forth unaudited summarized financial information concerning the Company’s reportable segments:

Reportable Segments:	Design and Consulting Services	Construction Services	Management Services	Corporate	Total
Fiscal Year Ended September 30, 2014:
Revenue	$5,443.1	$2,004.3	$909.4	$—	$8,356.8
Cost of revenue	5,112.8	1,975.0	865.8	—	7,953.6
Gross profit	330.3	29.3	43.6	—	403.2
Equity in earnings of joint ventures	35.5	6.0	16.4	—	57.9
General and administrative expenses	—	—	—	(80.9)	(80.9)
Acquisition and integration expenses	—	—	—	(27.3)	(27.3)
Operating income (loss)	365.8	35.3	60.0	(108.2)	352.9
Segment assets	4,064.5	1,256.4	437.5	365.0	6,123.4
Gross profit as a % of revenue	6.1%	1.5%	4.8%		4.8%

Fiscal Year Ended September 30, 2013:
Revenue	$5,556.1	$1,552.1	$1,045.3	—	$8,153.5
Cost of revenue	5,174.4	1,527.9	1,001.2		7,703.5
Gross profit	381.7	24.2	44.1	—	450.0
Equity in earnings of joint ventures	8.3	4.0	12.0	—	24.3
General and administrative expenses	—	—	—	(97.3)	(97.3)
Operating income (loss)	390.0	28.2	56.1	(97.3)	377.0
Segment assets	1,945.9	1,183.4	2,296.2	240.1	5,665.6
Gross profit as a % of revenue	6.9%	1.6%	4.2%		5.5%

Fiscal Year Ended September 30, 2012:
Revenue	$5,773.6	$1,391.6	$1,053.0	—	$8,218.2
Cost of revenue	5,374.8	1,370.2	1,051.3		7,796.3
Gross profit	398.8	21.4	1.7	—	421.9
Equity in earnings of joint ventures	10.9	5.8	31.9	—	48.6
General and administrative expenses	—	—	—	(80.9)	(80.9)
Goodwill impairment	(155.0)	—	(181.0)	—	(336.0)
Operating income (loss)	254.7	27.2	(147.4)	(80.9)	53.6
Gross profit as a % of revenue	6.9%	1.5%	0.2%		5.1%

Geographic Information:

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	Revenue	Long-Lived Assets	Revenue	Long-Lived Assets	Revenue	Long-Lived Assets
	(in millions)
United States	$4,933.7	1,603.7	$4,829.6	1,477.3	$4,756.0	1,496.8
Asia Pacific	1,338.2	340.5	1,507.2	361.0	1,715.1	374.9
Canada	561.1	146.7	712.0	168.4	708.8	189.2
Europe	788.2	270.8	599.4	267.2	608.2	243.6
Other foreign countries	735.6	209.5	505.3	116.6	430.1	85.8

Total	$8,356.8	2,571.2	$8,153.5	2,390.5	$8,218.2	2,390.3

The Company attributes revenue by geography based on the external customer’s country of origin. Long-lived assets consist of noncurrent assets excluding deferred tax assets.